Material Accounting Policies	12 Months Ended
Apr. 30, 2025
Significant accounting policies [abstract]
Material Accounting Policies [Text Block]

3. Material Accounting Policies

a) Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments measured at their fair value as explained in the accounting policies below.

b) Basis of consolidation

The principal subsidiaries of the Company, which are accounted for under the consolidation method, are as follows:

Entity	Principal activities	Country of incorporation and operation	Functional currency	Ownership interest as at April 30, 2025	Ownership interest as at April 30, 2024
Canam Alpine Ventures Ltd.	Holding Co	Canada	CAD	100%	100%
Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	MXN	100%	100%
Operaciones Canam Alpine S.A. DE C.V. (3)	Exploring evaluating mineral properties	Mexico	MXN	0%	100%
Panuco Royalty Corp. (formerly Vizsla Royalty Corp., Vizsla Copper Corp., and 1283303 B.C. Ltd.) (1)	Royalty Company	Canada	CAD	32.89%	100%
Canam Royalties Mexico, S.A. de C.V. (1)	Royalty Company	Mexico	MXN	32.89%	100%
Vizsla Royalties Corp. (1)	Royalty Company	Canada	CAD	32.89%	100%
Goanna Resources, S.A.P.I. de C.V. (2)	Exploring evaluating mineral properties	Mexico	MXN	100%	0%
Panuco Silver Resources Corp. (3)	Holding Co	Canada	CAD	100%	0%
Sinaloa Minerals Exploration Corp. (3)	Holding Co	Canada	CAD	100%	0%
La Garra Resources Corp.	Holding Co	Canada	CAD	100%	0%

(1) As of April 30, 2025, the Company holds a 32.89% interest in Vizsla Royalties Corp. or ("Spinco") (Please see definition of Spinco in Note) and after assessing if there is any other indicative of control, it was concluded that Spinco is now an associate that is accounted following the equity method and is no longer consolidated. See Note 5.

(2) On October 7, 2024, the Company acquired Goanna Resources, S.A.P.I. de C.M. See Note 6(c).

(3) On December 29, 2024, the Company incorporated 3 new subsidiaries. As of April 30, 2025, these subsidiaries did not have any activities. On April 25, 2025 the Company disposed of its entire equity interest in Operaciones Canam Alpine S.A. de C.V. (“OCA”), a services company. The consideration received for the disposal was $3,500. OCA did not have any assets at the date of disposal. As a result of this disposal, the Company recognized a gain of $3,500 in the consolidated statement of loss and comprehensive loss under "Other income".

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to or has rights to, variable returns from its involvement with the entity and can affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. All significant intercompany transactions and balances have been eliminated.

c) Functional and presentation currency

Items included in the financial statements of each consolidated entity in Vizsla Silver Corp.'s group are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in CAD, which is the Company's presentation currency.

For the purpose of presenting these consolidated financial statements, entities that have a functional currency different from the presentation currency ("foreign operations") are translated into CAD as follows:

  Assets and liabilities: at the closing rate at the date of the statement of financial position; and Income and expenses: at the average rate for the period (as this is considered a reasonable approximation of actual rates prevailing at the transaction dates).

Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity. When an entity disposes of its entire interest in a foreign operation, or loses control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests.

In preparing the financial statements of each individual Vizsla Silver Corp. entity and subsidiary, transactions in currencies other than the entity's functional currency ("foreign currency") are recognized at the rates of exchange prevailing at the date of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for the exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on repayment of the monetary items.

d) Cash and cash equivalents

Cash consists of cash on hand, deposits in banks with no restrictions, and highly liquid savings accounts. Cash equivalents include other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The Company's cash and cash equivalents are invested with major financial institutions in business accounts.

Cash and cash equivalents of $132,616,939 (April 30, 2024: $37,548,304), including $85,115,000 in term deposits that are cashable within one to three months (April 30, 2024: $30,000,000). The term deposits earn interest at a range between 3.14% and 3.25% (April 30, 2024: 5.24%-5.33%).

At April 30, 2025, the Company had $1,510,684 ($21,443,344 Mexican pesos) (April 30, 2024: $35,557 ($441,705 pesos)) and $26,593,301 ($19,253,766 US dollars) (April 30, 2024: $3,061,214 ($2,226,985 US dollars)).

e) Short-term investments

As of April 30, 2025, the Company holds short-term investments with major financial institutions in the form of Guaranteed Investment Certificates (“GICs”) of $5,000,000 and, $6,906,000 (US$5,000,000) for a total of $11,906,000 (April 30, 2024: $nil). The short-term investments consist of term deposits with original maturities of 90 days that are not readily redeemable. The term deposits earn interest rates of 3.15% and 4.75% (April 30, 2024: nil%), respectively.

f) Value-added tax receivable

Value-added tax receivables and long-term value-added tax receivables include value-added taxes ("VAT") receivables generated on the purchase of supplies and services and are receivable from the  Mexican government. The Company classifies VAT receivables as non-current if it does not expect collection of certain amounts to occur within the next year. The recovery of VAT involves a complex application process, and the timing of collection of VAT receivables is uncertain.

As at April 30, 2025 and 2024, the current VAT receivable are as follows:

	2025	2024
	$	$
Total Value-added tax receivable	17,256,656	21,201,469
Less: non-current portion	(1,960,666)	(5,846,416)
Current portion	15,295,990	15,355,053

During the year ended, the Company received a net refund of VAT of $3,785,015 ($53,688,159 Mexican Pesos (April 30, 2024: $862,488 ($10,714,135 Mexican pesos)) from the tax authorities.

Subsequent to the reporting date, the Company has received a net refund of VAT of $1,070,686 ($15,187,033 Mexican Pesos) from the tax authorities. This refund relates to the VAT return for the year ended April 30, 2025, which was submitted prior to the year-end.

VAT receivable is net of provision of $413,714 ($5,868,290 Mexican pesos) (April 30, 2024: $472,397 $5,868,290 Mexican pesos).

g) Exploration and evaluation assets

The Company is in the exploration stage with respect to its investment in mineral properties.

Exploration and evaluation assets - acquisition costs

Exploration expenditures on properties for which the Company does not have title or rights are expensed when incurred. Once a license to explore an area has been secured, the Company follows the practice of capitalizing all costs of acquiring exploration properties, including transaction costs. Payments related to the acquisition of land and mineral rights and the costs to conduct a preliminary evaluation to determine that the property has potential to develop an economic ore body are capitalized as incurred. The time between initial acquisition and a full evaluation of a property's potential is dependent on many factors, including, but not limited to, location relative to existing infrastructure, the property's stage of development, geological controls and metal prices.

Exploration and evaluation expenditures

The Company capitalizes the acquisition costs exploration properties, maintaining its interest, and exploring mineral properties as exploration and evaluation assets. Such costs include but are not limited to, geological and geophysical studies, exploratory drilling, and sampling until such time as the properties are placed into development, abandoned, sold, or considered to be impaired in value.

Provision for restoration and rehabilitation

A provision for restoration and rehabilitation is recognized when there is a present legal or constructive obligation because of exploration and development activities undertaken; it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the provision can be measured reliably. The estimated future obligation includes the cost of removing facilities, abandoning sites, and restoring the affected areas. The provision for future restoration costs is the best estimate of the present value of the expenditure required to settle the restoration obligation at the reporting date. The estimated cost is capitalized into the cost of the related asset and amortized on the same basis as the related assets. If the estimated cost does not relate to an asset, it is charged to earnings in the period in which the event giving raises to the liability occurs.

As at April 30, 2025, and 2024, the Company did not have any provision for restoration and rehabilitation.

Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably.

The major categories of property, plant, and equipment are depreciated on a straight-line basis as follows:

Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years
Computer software	1 year

Impairment losses are included as part of other gains and losses on the consolidated statements of  loss and comprehensive loss.

h) Share-based compensation and payments

The Company grants share-based compensation to directors, officers, employees and service providers. Each tranche in an award is considered a separate award with it's own vesting period.

The Company applies the fair value method of accounting for share-based payments and the fair value is calculated using the Black-Scholes option pricing model.

Share-based payments for employees and others providing similar services are determined based on the grant date fair value. Share-based payments for non-employees are determined based on the fair value of the goods/services received or fair value of the share-based payment measured at the date on which the Company obtains such goods/services. Compensation expense is recognized over each tranche's vesting period, in earnings or capitalized as appropriate, based on the number of awards expected to vest.

The Company estimates a forfeiture rate based on historical data and expectations of future forfeitures. The forfeiture rate is reviewed and adjusted, if necessary, at each reporting date. The impact of any changes to the forfeiture rate is recognized in the statement of loss and comprehensive loss with a corresponding adjustment to equity.

i) Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also  considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

j) Equity

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase warrants are recognized as a deduction from equity, net of any tax effects.

Share issue costs

Professional, consulting, regulatory and other costs directly attributable to equity financing transactions are recorded as share issue costs when the financing transactions are completed if the completion of the transaction is considered likely. Otherwise, they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred share issue costs related to financing transactions that are not completed are charged to expenses.

Warrants

Proceeds from issuances by the Company of units consisting of shares and warrants are allocated based on the residual method, whereby the carrying amount of the warrants is determined based on any difference between gross proceeds and the fair market value of the shares. If the proceeds from the offering are less than or equal to the fair market value of shares issued, a nil carrying amount is assigned to the warrants.

k) Basic and diluted loss per share

Basic losses per share is computed by dividing earnings available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and share units, if dilutive.

The number of additional shares is calculated by assuming that outstanding stock options and share units were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

l) Investment in Associates

The Company accounts for investments in associates in which it has the ability to exercise significant influence, but does not control, using the equity method in accordance with IAS 28 - Investments in Associates and Joint Ventures.

Under the equity method, the investment is initially measured at cost and subsequently adjusted to recognize the Company's share of the associate's net income or loss, as well as other comprehensive loss, from the date significant influence is obtained. Dividends distributed by the associate reduce the carrying amount of the investment.

The Company evaluates its investment in associates for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment losses, if any, are recognized in net loss and comprehensive loss.

If the Company’s share of losses exceeds the carrying amount of the investment, further losses are not recognized unless it has incurred obligations in respect of the associate.

m) Taxation

Income tax expense comprises current and deferred tax. Income tax is recognized in the statement of loss and comprehensive loss, except to the extent it relates to items recognized directly in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and, at the time of the transaction, affects neither  accounting profit nor taxable profit (tax loss); and does not give rise to equal taxable and deductible temporary differences. In addition, deferred tax is not recognized for taxable temporary differences rising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

n) Financial instruments

Financial assets

The Company classifies its financial assets in the following categories:

- Fair value through profit or loss (FVTPL)

- Fair value through other comprehensive income (FVTOCI)

- Amortized cost

The determination of the classification of financial assets is made at initial recognition. The Company's accounting policy for each of the categories is as follows:

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of financial assets held at FVTPL are included in the consolidated statements of loss and comprehensive loss.

Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive losses.

Financial assets at amortized cost

A financial asset is measured at amortized cost if the objective is to hold the financial asset for the collection on contractual cash flows and the asset’s contractual cash flows are comprised solely of payments of principal and interest. The financial asset is classified as current or non-current based on its maturity date and is initially recognized at fair value and subsequently carried at amortized cost less any impairment. The Company classifies cash and cash equivalents,short-term investments and other receivables in this category.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was incurred. The Company's accounting policy for each category is as follows:

Financial liabilities at FVTPL This category comprises derivatives or liabilities acquired or incurred principally for the purpose of selling or repurchasing in the near term. They are carried in the statement of financial position at fair value with changes in fair value recognized in the statements of loss and comprehensive loss.

Other financial liabilities

This category includes accounts payable and accrued liabilities and due to related parties, which are recognized at amortized cost using the effective interest method.

The effective interest method calculates the amortized cost of a financial liability and allocates interest expense over the corresponding period. The effective interest rate is the rate that discounts estimated future cash receipts over the expected life of the financial liability, or, where appropriate, a shorter period. Transaction costs in respect of financial liabilities at fair value through profit or loss are recognized in the statements of operations and comprehensive loss immediately while transaction costs associated with other financial liabilities are included in the initial measurement of the financial liability.

o) Loss of control

When losing control of a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary at their carrying amounts, including any non-controlling interests in the former subsidiary. Consideration received and any investment retained in the former subsidiary are recognized at its fair value. If the transaction, event or circumstances that resulted in the loss of control involves a distribution of shares of the subsidiary to owners in their capacity as owners, that distribution is recognized at its fair value in accordance with IFRIC 17 - distribution of non-cash assets to owners, as a reduction in deficit from the Company. Any gain or loss is recognized in profit or loss attributable to the Company.

p) Business combinations

Acquisitions of businesses are accounted for using the acquisition method under IFRS 3 - Business Combinations. A business combination requires the assets acquired and liabilities assumed constitute a business. A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities. For the assets acquired and liabilities assumed not constituting a business, it is accounted as an asset acquisition. Consideration is measured at the date of the exchange which includes equity instruments issued. Acquisition related costs incurred for the business combination are expensed and included in purchase costs for asset acquisition. The acquiree's identifiable assets and liabilities are recognized  at their fair values at the acquisition date. Provisional fair values are finalized at the earlier of the following: the date as soon as the acquirer received the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not available or twelve months from the acquisition date. Goodwill arising on an acquisition is recognized as an asset and initially measured at cost, which is the excess of the consideration paid over the fair value of the net identifiable assets and liabilities recognized. No goodwill is recognized in an asset acquisition transaction.

q) Accounting standards issued but not yet adopted

The new standards or amendments issued but not yet effective are either not applicable or Company is evaluating the impact of the adoption of the specific standard below on the consolidated financial statements.

Accounting pronouncements

New standards and interpretations not yet adopted in 2025:

IFRS 18: Presentation and Disclosure of Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18"), to improve reporting of financial performance. IFRS 18 replaces IAS 1, Presentation of Financial Statements ("IAS 1"). IFRS 18 carries forward many of the requirements of IAS 1 but introduces significant changes to the structure of a company's statement of income (loss).

The standard is applicable for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. The Company is currently evaluating the impact of the adoption of the standard.